Securities and Exchange Commission
Washington, DC 20549
Rule 23c-2 Notice of Intention to
Redeem Securities

of

Tortoise Energy Infrastructure Corporation
11550 Ash Street
Leawood, KS  66211

under the

Investment Company Act of 1940

Securities Act File No. 333-165006
Investment Company Act File No. 811-21462

(1)	Title of the class of securities of Tortoise Energy Infrastructure Corporation (the “Company”) to be redeemed:

Series B Mandatory Redeemable Preferred Shares (CUSIP: 89147L704) (the “Series B MRP Shares”).

(2)	Date on which the securities are to be called or redeemed:

The Series B MRP Shares will be redeemed on March 14, 2016 (the “Redemption Date”)

(3)	Applicable provisions of the governing instrument pursuant to which the securities are to be redeemed:

The Series B MRP Shares are to be redeemed pursuant to Section (3) of the Company’s Articles Supplementary creating and fixing the rights of the Series B MRP Shares dated December 4, 2012.

(4)	The principal amount or number of shares and the basis upon which the securities to be redeemed are to be selected:

The Company will redeem all of the outstanding Series B MRP Shares, representing an aggregate liquidation preference amount of $80,000,000, at a total redemption price of $80,926,392.00 and a redemption price per share of $10.115799.  The redemption price per share is equal to $10.00, plus (i) accrued dividends of $0.015799, calculated using the current dividend rate of 4.375% accrued to but excluding the Redemption Date, and (ii) a redemption premium of $0.10 (1.0% of the liquidation preference per share).  The regular monthly dividend will be paid on March 1, 2016 in the amount of $0.036459 per share, which is excluded from the redemption amounts above.

SIGNATURE

Pursuant to the requirements of Rule 23c-2 under the Investment Company Act of 1940, the Company has duly caused this Notice of Intention to Redeem Securities to be signed on its behalf by the undersigned on this 11th day of February 2016.

TORTOISE ENERGY INFRASTRUCTURE CORPORATION

By:	/s/ P. Bradley Adams
Name: P. Bradley Adams
Title: Chief Executive Officer